Fair Value Financial Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Currency swaps agreements amount		$ 150,000,000		$ 150,000,000
Weighted average rate	2.97%				2.97%
Hedging instruments for senior notes					$ 131,612,000
Unrealized loss | S/	S/ 1,652,000		S/ 2,556,000
Underlying relationship amounts		$ 18,388,000
Profit or loss of change on fair value amounts | S/	5,337,000		S/ 1,491,000
Nominal amount				$ 70,000,000
Profit or loss of the change on fair value amounts | S/	S/ 1,458,000